CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (7,016)	$ (9,871)	$ 1,485
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	15	18
Depreciation	1,285	1,136	560
Stock-based compensation	1,220	1,344	1,287
Amortization of intangible assets	1,736	1,755	589
Accrued interest, accretion of discount and exchange rate differences on credit line	124	84
Accretion and change in fair value of earn-out liabilities, net	(445)	(2,398)	224
Loss from sale of investment in affiliate		1,289
Deferred taxes, net	(318)	4,980	(806)
Changes in assets and liabilities:
Trade receivables	866	868	(2,194)
Prepaid expenses and other receivables	839	(511)	(541)
Trade payables	(542)	(248)	300
Employees and payroll accruals, accrued expenses and other liabilities	(496)	595	(1,085)
Deferred revenues	(1,047)	1,180	(164)
Accrued severance pay, net	18	(105)	(2)
Other long-term liabilities	100
Net cash provided by (used in) operating activities	(3,661)	116	(347)
Cash flows from investing activities:
Payment for business acquisitions, net of cash acquired			(10,243)
Change in long-term lease deposits	1	(17)	(17)
Proceeds from sale of property and equipment	9	4
Proceeds from sale of investment in affiliate		194
Investment in affiliate		(80)	(176)
Purchase of property and equipment	(771)	(2,053)	(805)
Net cash used in investing activities	(761)	(1,952)	(11,241)
Cash flows from financing activities:
Proceeds from public offering, net	10,239
Payment of earn-out consideration	(351)	(3,994)	(3,400)
Purchase of treasury shares			(1,720)
Proceeds from bank loans and credit line	6,800	6,165
Repayment of bank loans and credit line	(5,270)	(3,004)
Proceeds from options exercised	384	1,241	890
Net cash provided by (used in) financing activities	11,802	408	(4,230)
Effect of exchange rate changes on cash and cash equivalents	(74)	48	87
Increase (decrease) in cash and cash equivalents	7,306	(1,380)	(15,731)
Cash and cash equivalents at the beginning of the year	3,757	5,137	20,868
Cash and cash equivalents at the end of the year	11,063	3,757	5,137
Cash paid during the year for:
Taxes	211	352	148
Interest	279	142
Non-cash transactions:
Purchase of property and equipment by credit	$ (324)	$ (145)	$ (48)